Accumulated Other Comprehensive Income(Table)	12 Months Ended
Dec. 31, 2019
Disclosure Of Analysis Of Other Comprehensive Income By Item Abstract [Abstract]
Schedule Of Changes Of Accumulated Other Comprehensive Income Table Text Block [Text Block]

Details of changes in accumulated other comprehensive income for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning[1]		Changes except for reclassification		Reclassification to profit or loss		Replaced by retained earnings		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(96,385)	￦	(190,393)	￦	—	￦	—	￦	52,377	￦	(234,401)
Exchange differences on translating foreign operations		(54,700)		46,946		15,057		—		(13,087)		(5,784)
Other comprehensive income related with financial assets at fair value through other comprehensive income		362,681		134,198		8,521		(21,377)		(33,329)		450,694
Other comprehensive income related with investments in associates and joint ventures		(644)		(5,107)		—		—		1,374		(4,377)
Cash flow hedges		14,887		(24,672)		15,234		—		400		5,849
Hedges of a net investment in a foreign operation		(5,958)		(25,096)		(12,330)		—		10,292		(33,092)
Other comprehensive income related with separate account assets		(13,692)		35,826		3,747		—		(10,864)		15,017
Profit or loss related with credit risk change of Financial liabilities designated at fair value through profit or loss		(10,438)		2,047		—		—		(563)		(8,954)
Net overlay adjustment		(7,559)		24,458		(23,161)		—		(884)		(7,146)

Total	￦	188,192	￦	(1,793)	￦	7,068	￦	(21,377)	￦	5,716	￦	177,806

[1]	Prepared in accordance with IFRS 9

	2019
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Replaced by retained earnings		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(234,401)	￦	(76,999)	￦	—	￦	—	￦	21,172	￦	(290,228)
Exchange differences on translating foreign operations		(5,784)		37,938		5,353		—		(5,714)		31,793
Other comprehensive income related with financial assets at fair value through other comprehensive income		450,694		106,984		(82,662)		25,483		(13,168)		487,331
Other comprehensive income related with investments in associates and joint ventures		(4,377)		10,842		—		—		(3,147)		3,318
Cash flow hedges		5,849		(65,323)		21,604		—		10,537		(27,333)
Hedges of a net investment in a foreign operation		(33,092)		(13,410)		1,316		—		3,194		(41,992)
Other comprehensive income related with separate account assets		15,017		21,029		(16,364)		—		(1,301)		18,381
Profit or loss related with credit risk change of Financial liabilities designated at fair value through profit or loss		(8,954)		(15,666)		—		—		4,294		(20,326)
Net overlay adjustment		(7,146)		269,643		(2,603)		—		(72,817)		187,077

Total	￦	177,806	￦	275,038	￦	(73,356)	￦	25,483	￦	(56,950)	￦	348,021